                                                           LifePoints Prospectus

                        Frank Russell Investment Company
                       Supplement Dated September 22, 1999
                       To the Prospectus Dated May 1, 1999
                      As Supplemented through July 15, 1999


Effective immediately, Frank Russell Investment Company makes the following change to its LifePoints Funds Prospectus:

Under the Prospectus section entitled "Money Manager Information," the money managers for Diversified Equity Fund are revised as follows:

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.

     Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA
       94105.

     Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York,
       NY 10022.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
       Chicago, IL 60606.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1200, Denver, CO
       80202.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, 21st Floor, New York,
       NY 10153.

     Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
       10107.

     Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400 Boulder,
       Co 80302.

                                                                   Russell Funds

                        Frank Russell Investment Company
                       Supplement Dated September 22, 1999
                       To the Prospectus Dated May 1, 1999
                      As Supplemented through July 15, 1999

Effective immediately, Frank Russell Investment Company makes the following change to its Russell Funds Prospectus.

Under the Prospectus section entitled "Money Manager Information," the money managers for Diversified Equity Fund are revised as follows:

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.

     Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA
       94105.

     Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York,
       NY 10022.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
       Chicago, IL 60606.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1200, Denver, CO
       80202.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, 21st Floor, New York,
       NY 10153.

     Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
       10107.

     Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400 Boulder,
       Co 80302.

                                            Institutional Funds - Class Y Shares


                        Frank Russell Investment Company
                       Supplement Dated September 22, 1999
                       To the Prospectus Dated May 1, 1999
                      As Supplemented through July 15, 1999


Effective immediately, Frank Russell Investment Company makes the following change to its Institutional Funds - Class Y Shares Prospectus.

Under the Prospectus section entitled "Money Manager Information," the money managers for Equity I Fund are revised as follows:

                                  EQUITY I FUND

     Alliance Capital Management L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.

     Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA
       94105.

     Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York,
       NY 10022.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
       Chicago, IL 60606.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1200, Denver, CO
       80202.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, 21st Floor, New York,
       NY 10153.

     Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
       10107.

     Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400 Boulder,
       CO 80302.

                                        Institutional Funds - Class E & I Shares


                        Frank Russell Investment Company
                       Supplement Dated September 22, 1999
                       To the Prospectus Dated May 1, 1999
                      As Supplemented through July 15, 1999

Effective immediately, Frank Russell Investment Company makes the following change to its Institutional Funds - Class E and I Shares Prospectus.

Under the Prospectus section entitled "Money Manager Information," the money managers for Equity I Fund are revised as follows:

                                  EQUITY I FUND

     Alliance Capital Management L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.

     Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA
       94105.

     Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York,
       NY 10022.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
       Chicago, IL 60606.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1200, Denver, CO
       80202.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, 21st Floor, New York,
       NY 10153.

     Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
       10107.

     Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400 Boulder,
       CO 80302.

                                                 LifePoints Prospectus - Class C

                        Frank Russell Investment Company
                       Supplement Dated September 22, 1999
                       To the Prospectus Dated May 1, 1999
                      As Supplemented through July 15, 1999


Effective immediately, Frank Russell Investment Company makes the following change to its LifePoints Funds - Class C Prospectus:

Under the Prospectus section entitled "Money Manager Information," the money managers for Diversified Equity Fund are revised as follows:

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.

     Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA
       94105.

     Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York,
       NY 10022.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
       Chicago, IL 60606.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1200, Denver, CO
       80202.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, 21st Floor, New York,
       NY 10153.

     Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
       10107.

     Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400 Boulder,
       CO 80302.

                        Frank Russell Investment Company
                       Supplement Dated September 22, 1999
          To the Statement of Additional Information Dated May 1, 1999
                      As Supplemented through July 15, 1999

Effective immediately, Frank Russell Investment Company makes the following change to its Statement of Additional Information:

The following restates the section entitled "MONEY MANAGER INFORMATION":

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

          Alliance Capital Management, L.P. is a limited partnership whose (i) general partner is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly-owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

          Barclays Global Fund Advisors N.A. is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

          Equinox Capital Management, Inc. is a registered investment adviser with majority ownership held by Ron Ulrich.

          Jacobs Levy Equity Management, Inc. is 100% owned by Bruce Jacobs and Kenneth Levy.

          Lincoln Capital Management Company is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by Dave Flower, Jay Freedman, Parker Hall, Richard Knee, Ken Meyer and Ray Zemon.

          Marsico Capital Management, LLC is owned 50% by Marsico Management Holdings, LLC and 50% by TFM Holdings, LLLP. Marsico Management Holdings is a wholly-owned subsidiary of NationsBank, N.A. which in turn is a wholly-owned subsidiary of Bank of America. TFM Holdings, LLLP is a Colorado limited liability limited partnership whose sole general partner is TFM Managers, Inc. which is wholly-owned by Thomas F. Marsico.

          Peachtree Asset Management is division of SSBC Fund Management Inc. SSBC Fund Management is owned 100% by Salomon Smith Barney Inc. which is a wholly-owned subsidiary of Citigroup Inc.

          Sanford C. Bernstein & Co., Inc. is a registered investment adviser. Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

          Suffolk Capital Management, Inc. is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

          Trinity Investment Management Corporation is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

          Westpeak Investment Advisors, L.P. is a registered investment adviser that is directly controlled by Metropolitan Life Insurance Company.


                                  EQUITY I FUND

          Alliance Capital Management L.P. See: Diversified Equity Fund.

          Barclays Global Fund Advisors. See: Diversified Equity Fund.

          Equinox Capital Management, Inc. See: Diversified Equity Fund.

          Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

          Lincoln Capital Management Company. See: Diversified Equity Fund.

          Marsico Capital Management, LLC. See: Diversified Equity Fund

          Peachtree Asset Management. See: Diversified Equity Fund.

          Sanford C. Bernstein & Co., Inc. See: Diversified Equity Fund.

          Suffolk Capital Management, Inc. See: Diversified Equity Fund.

          Trinity Investment Management Corporation. See: Diversified Equity
     Fund.

          Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.

                        Frank Russell Investment Company
                       Supplement Dated September 22, 1999
                             To the LifePoints Funds
              Statement of Additional Information Dated May 1, 1999
                      As Supplemented through July 15, 1999

Effective immediately, Frank Russell Investment Company makes the following change to its LifePoints Funds Statement of Additional Information:

The following restates the section entitled "MONEY MANAGER INFORMATION FOR THE UNDERLYING FUNDS":

                            MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND

          Alliance Capital Management, L.P. is a limited partnership whose (i) general partner is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly-owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

          Barclays Global Fund Advisors N.A. is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

          Equinox Capital Management, Inc. is a registered investment adviser with majority ownership held by Ron Ulrich.

          Jacobs Levy Equity Management, Inc. is 100% owned by Bruce Jacobs and Kenneth Levy.

          Lincoln Capital Management Company is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by Dave Flower, Jay Freedman, Parker Hall, Richard Knee, Ken Meyer and Ray Zemon.

          Marsico Capital Management, LLC is owned 50% by Marsico Management Holdings, LLC and 50% by TFM Holdings, LLLP. Marsico Management Holdings is a wholly-owned subsidiary of NationsBank, N.A. which in turn is a wholly-owned subsidiary of Bank of America. TFM Holdings, LLLP is a Colorado limited liability limited partnership whose sole general partner is TFM Managers, Inc. which is wholly-owned by Thomas F. Marsico.

          Peachtree Asset Management is division of SSBC Fund Management Inc. SSBC Fund Management is owned 100% by Salomon Smith Barney Inc. which is a wholly-owned subsidiary of Citigroup Inc.

          Sanford C. Bernstein & Co., Inc. is a registered investment adviser. Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

          Suffolk Capital Management, Inc. is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

          Trinity Investment Management Corporation is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

          Westpeak Investment Advisors, L.P. is a registered investment adviser that is directly controlled by Metropolitan Life Insurance Company.